Note 7 - Risk Management - Estimation scenario for GDP unemployment rate estimates for major geographies (Details)	12 Months Ended
Dec. 31, 2020
Spain Member [Member] | GDP Member [Member]
Year Line Item
Period 2020 Estimation	(11,48%)
Period 2021 estimation	5,99%
Period 2022 estimation	6,04%
Period 2023 estimation	2,93%
Period 2024 estimation	2,07%
Period 2025 estimation	2,01%
Spain Member [Member] | Unemployment Member [Member]
Year Line Item
Period 2020 Estimation	16,95%
Period 2021 estimation	17,51%
Period 2022 estimation	14,35%
Period 2023 estimation	12,41%
Period 2024 estimation	11,14%
Period 2025 estimation	9,99%
Spain Member [Member] | HPI Member [Member]
Year Line Item
Period 2020 Estimation	(1,98%)
Period 2021 estimation	(5,08%)
Period 2022 estimation	3,48%
Period 2023 estimation	5,44%
Period 2024 estimation	3,20%
Period 2025 estimation	3,12%
Mexico Member [Member] | GDP Member [Member]
Year Line Item
Period 2020 Estimation	(9,25%)
Period 2021 estimation	3,71%
Period 2022 estimation	3,53%
Period 2023 estimation	1,55%
Period 2024 estimation	1,45%
Period 2025 estimation	1,46%
Mexico Member [Member] | Unemployment Member [Member]
Year Line Item
Period 2020 Estimation	4,62%
Period 2021 estimation	5,57%
Period 2022 estimation	5,35%
Period 2023 estimation	5,19%
Period 2024 estimation	5,03%
Period 2025 estimation	4,88%
Mexico Member [Member] | HPI Member [Member]
Year Line Item
Period 2020 Estimation	1,81%
Period 2021 estimation	(1,32%)
Period 2022 estimation	0,15%
Period 2023 estimation	0,31%
Period 2024 estimation	1,02%
Period 2025 estimation	1,71%
Turkey Member [Member] | GDP Member [Member]
Year Line Item
Period 2020 Estimation	(0,01%)
Period 2021 estimation	5,52%
Period 2022 estimation	4,53%
Period 2023 estimation	4,01%
Period 2024 estimation	3,99%
Period 2025 estimation	3,98%
Turkey Member [Member] | Unemployment Member [Member]
Year Line Item
Period 2020 Estimation	13,98%
Period 2021 estimation	14,05%
Period 2022 estimation	12,58%
Period 2023 estimation	11,95%
Period 2024 estimation	11,38%
Period 2025 estimation	11,03%
Peru member [Member] | GDP Member [Member]
Year Line Item
Period 2020 Estimation	(13,04%)
Period 2021 estimation	10,05%
Period 2022 estimation	4,52%
Period 2023 estimation	3,69%
Period 2024 estimation	3,58%
Period 2025 estimation	3,35%
Peru member [Member] | Unemployment Member [Member]
Year Line Item
Period 2020 Estimation	12,80%
Period 2021 estimation	10,48%
Period 2022 estimation	10,23%
Period 2023 estimation	8,93%
Period 2024 estimation	7,41%
Period 2025 estimation	7,06%
Argentina Member [Member] | GDP Member [Member]
Year Line Item
Period 2020 Estimation	(13,00%)
Period 2021 estimation	5,54%
Period 2022 estimation	2,54%
Period 2023 estimation	1,98%
Period 2024 estimation	1,98%
Period 2025 estimation	2,01%
Argentina Member [Member] | Unemployment Member [Member]
Year Line Item
Period 2020 Estimation	13,98%
Period 2021 estimation	15,40%
Period 2022 estimation	12,80%
Period 2023 estimation	9,60%
Period 2024 estimation	8,18%
Period 2025 estimation	7,28%
Colombia Member [Member] | GDP Member [Member]
Year Line Item
Period 2020 Estimation	(13,00%)
Period 2021 estimation	5,54%
Period 2022 estimation	2,54%
Period 2023 estimation	1,98%
Period 2024 estimation	1,98%
Period 2025 estimation	2,01%
Colombia Member [Member] | Unemployment Member [Member]
Year Line Item
Period 2020 Estimation	13,98%
Period 2021 estimation	15,40%
Period 2022 estimation	12,80%
Period 2023 estimation	9,60%
Period 2024 estimation	8,18%
Period 2025 estimation	7,28%